LEASES - Lease liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Short-term lease liabilities	₺ 157,414	₺ 179,563
Long-term lease liabilities	104,953	167,456
Total	₺ 262,367	₺ 347,019
TRY
Lease liabilities
Weighted average annual incremental borrowing rate	18.00%	21.00%